Time charter revenue, Operating revenue (Table) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CMA CGM [Member]
Percentage of revenue	50.60%	57.18%	80.41%
COSCO [Member]
Percentage of revenue	6.85%	10.88%	0.00%
MAERSK [Member]
Percentage of revenue	14.13%	0.00%	0.00%
MSC [Member]
Percentage of revenue	12.86%	0.00%	0.00%